Financial Instruments - Fair Values of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	£ 24,178	£ 61,446
Liabilities at fair value	7,655	51,037
Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value		31,109
Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	1,369	17,613
Other financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	6,286	2,315
Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		30,555
Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	5,259	19,942
Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	5,617	2,096
Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	13,302
Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		8,853
Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	12,505	24,447
Liabilities at fair value		3,695
Level 1 [member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value		3,694
Level 1 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value		1
Level 1 [member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		15,474
Level 1 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	18	184
Level 1 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	12,487
Level 1 [member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		8,789
Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	10,530	36,642
Liabilities at fair value	7,540	47,273
Level 2 [member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value		27,415
Level 2 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	1,303	17,549
Level 2 [member] | Other financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	6,237	2,309
Level 2 [member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		15,081
Level 2 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	5,165	19,878
Level 2 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	4,623	1,672
Level 2 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	742
Level 2 [member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		11
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	1,143	357
Liabilities at fair value	115	69
Level 3 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	66	63
Level 3 [member] | Other financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	49	6
Level 3 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	94	64
Level 3 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	976	240
Level 3 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	£ 73
Level 3 [member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		53
Securities Purchased Under Resale Agreements [member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		8,870
Valuation technique	A
Securities Purchased Under Resale Agreements [member] | Level 2 [member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		8,870
Debt Securities [member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		5,156
Valuation technique	-
Debt Securities [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	£ 3,251	547
Valuation technique	A, B & D
Debt Securities [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	£ 13,229
Valuation technique	D
Debt Securities [member] | Level 1 [member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		5,156
Debt Securities [member] | Level 1 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	£ 18	184
Debt Securities [member] | Level 1 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	12,487
Debt Securities [member] | Level 2 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	2,339	187
Debt Securities [member] | Level 2 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	742
Debt Securities [member] | Level 3 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	£ 894	176
Equity securities [member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		9,662
Valuation technique	-
Equity securities [member] | Level 1 [member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		9,662
Cash Collateral [member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value		1,911
Cash Collateral [member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		6,156
Valuation technique	A
Cash Collateral [member] | Level 2 [member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value		1,911
Cash Collateral [member] | Level 2 [member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		6,156
Short-term loans [member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		711
Valuation technique	A
Short-term loans [member] | Level 1 [member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		656
Short-term loans [member] | Level 2 [member] | Trading Assets [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		55
Exchange Rate Contracts [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 551	4,191
Exchange Rate Contracts [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	£ 4,348	6,077
Valuation technique	A
Exchange Rate Contracts [member] | Level 2 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	£ 528	4,176
Exchange Rate Contracts [member] | Level 2 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	4,323	6,061
Exchange Rate Contracts [member] | Level 3 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	23	15
Exchange Rate Contracts [member] | Level 3 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	£ 25	16
Interest Rate Contracts [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Valuation technique	A & C
Liabilities at fair value	£ 2,522	23,204
Interest Rate Contracts [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	£ 2,532	23,447
Valuation technique	A & C
Interest Rate Contracts [member] | Level 2 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	£ 2,515	23,199
Interest Rate Contracts [member] | Level 2 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	2,526	23,435
Interest Rate Contracts [member] | Level 3 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	7	5
Interest Rate Contracts [member] | Level 3 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	6	12
Equity and Credit Contracts [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	£ 54	31
Equity and Credit Contracts [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Valuation technique	B & D
Liabilities at fair value	£ 168	697
Equity and Credit Contracts [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	£ 251	897
Valuation technique	B & D
Equity and Credit Contracts [member] | Level 1 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value		1
Equity and Credit Contracts [member] | Level 2 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	£ 132	653
Equity and Credit Contracts [member] | Level 2 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	188	861
Equity and Credit Contracts [member] | Level 3 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	36	43
Equity and Credit Contracts [member] | Level 3 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	63	36
Netting [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	(1,872)	(10,479)
Netting [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	(1,872)	(10,479)
Netting [member] | Level 2 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	(1,872)	(10,479)
Netting [member] | Level 2 [member] | Derivative Financial Instruments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	(1,872)	(10,479)
Loans and Advances to Customers [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	£ 94	1,549
Valuation technique	A
Loans and Advances to Customers [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	£ 73
Valuation technique	D
Loans and Advances to Customers [member] | Level 2 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	£ 12	1,485
Loans and Advances to Customers [member] | Level 3 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	82	64
Loans and Advances to Customers [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	73
Equity Securities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	£ 35	43
Equity Securities [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Valuation technique	B
Reverse repurchase agreements - non-trading [member] | Other financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 2,110
Reverse repurchase agreements - non-trading [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	£ 2,272
Valuation technique	A
Reverse repurchase agreements - non-trading [member] | Level 2 [member] | Other financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	£ 2,110
Reverse repurchase agreements - non-trading [member] | Level 2 [member] | Other Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value	£ 2,272
Available for sale debt securities [member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		8,772
Valuation technique	C
Available for sale debt securities [member] | Level 1 [member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		8,770
Available for sale debt securities [member] | Level 2 [member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		2
Available for sale equity securities [member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		81
Valuation technique	B
Available for sale equity securities [member] | Level 1 [member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		19
Available for sale equity securities [member] | Level 2 [member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		9
Available for sale equity securities [member] | Level 3 [member] | Financial investments [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Assets at fair value		53
Securities Sold Under Repurchase Agreements [member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value		25,504
Securities Sold Under Repurchase Agreements [member] | Level 2 [member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value		25,504
Short Positions in Securities and Unsettled Trades [member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Valuation technique	-
Liabilities at fair value		3,694
Short Positions in Securities and Unsettled Trades [member] | Level 1 [member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value		3,694
Short-term Deposits [member] | Trading Liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Valuation technique	-
Debt Securities [member] | Other financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 990	1,635
Debt Securities [member] | Level 2 [member] | Other financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	983	1,629
Debt Securities [member] | Level 3 [member] | Other financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	£ 7	6
Structured Deposits [member] | Other financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Valuation technique	A
Liabilities at fair value	£ 133	680
Structured Deposits [member] | Level 2 [member] | Other financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	104	£ 680
Structured Deposits [member] | Level 3 [member] | Other financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	£ 29
Collateral and associated financial guarantees [member] | Other financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Valuation technique	D
Liabilities at fair value	£ 3,053
Collateral and associated financial guarantees [member] | Level 2 [member] | Other financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	3,040
Collateral and associated financial guarantees [member] | Level 3 [member] | Other financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Liabilities at fair value	£ 13